Finance Income and Expenses (Tables)	6 Months Ended
Jun. 30, 2019
Finance Income and Expenses
Schedule of finance income and expenses

	6 Months Ended	6 Months Ended
	June 30, 2019	June 30, 2018
	DKK'000	DKK'000

Financial income:
Interest and other financial income	44,754	28,007
Realized and unrealized gains on marketable securities, net	26,151	—
Realized and unrealized gains on fair value hedges, net	—	2,282
Realized and unrealized exchange rate gains, net	26,218	111,238

Total financial income	97,123	141,527

Financial expenses:
Interest and other financial expenses	3,816	273
Realized and unrealized losses on marketable securities, net	—	9,463

Total financial expenses	3,816	9,736

Net financial items	93,307	131,791